Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale Securities
Proceeds	$ 0	$ 14,980	$ 18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	$ 0	$ 0	$ 8